MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
AGING SCHEDULE BASED ON DUE DATE	Aging Schedule based on due date
	Aging schedule
	December 31, 2025	December 31, 2024
Within payment terms	$4,255	$2,024

Total	$4,255	$2,024

SCHEDULE OF THREE-LEVEL MATRIX

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2025	December 31, 2024
Government institutions	$-	$663
Industrial customers	1,658	1,361
Supermarket Chains	1,376	-
Long term trade receivables	1,221	-
Total	$4,255	$2,024

SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS

Depreciation and amortization are computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

Estimated useful lives

Computers and electronic equipment	3
Machines and manufacturing equipment	10
Furniture and equipment	7
Vehicles	6.67
ERP system	3-6
Right of use assets and leasehold improvement	over the lease periods